Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Additional paid-in capital	Statutory reserve	Accumulated Deficit	Accumulated Other comprehensive loss	Total shareholder’ Equity attributable to Baijiayun Group Ltd (deficit)	Non- controlling interests	Total
Balance at Jun. 30, 2023	$ 1,002	$ 924	$ 116,398,052	$ 1,117,828	$ (24,343,274)	$ (4,461,572)	$ 88,712,960	$ 343,361	$ 89,056,321
Balance (in Shares) at Jun. 30, 2023	500,992	461,780
Net income (loss)					(81,854,633)		(81,854,633)	(1,229,446)	(83,084,079)
Share-based compensation			16,693,135				16,693,135		16,693,135
Foreign currency translation adjustments						1,752,627	1,752,627		1,752,627
Conversion of Class B Ordinary Shares into Class A Ordinary Shares	$ 328	$ (328)
Conversion of Class B Ordinary Shares into Class A Ordinary Shares (in Shares)	163,895	(163,895)
Noncontrolling interests arising from acquisition of subsidiaries								(6,133)	(6,133)
Balance at Jun. 30, 2024	$ 1,330	$ 596	133,091,187	1,117,828	(106,197,907)	(2,708,945)	25,304,089	(892,218)	24,411,871
Balance (in Shares) at Jun. 30, 2024	664,887	297,885
Net income (loss)					(16,107,390)		(16,107,390)	(2,564,138)	(18,671,528)
Share-based compensation			454,380				454,380		454,380
Issuance of ordinary shares	$ 374						374		374
Issuance of ordinary shares (in Shares)	187,201
Foreign currency translation adjustments						220,950	220,950		220,950
Convertible notes payable			3,049,625				3,049,625		3,049,625
Balance at Jun. 30, 2025	$ 1,704	$ 596	136,595,192	1,117,828	(122,305,297)	(2,487,995)	12,922,028	(3,456,356)	9,465,672
Balance (in Shares) at Jun. 30, 2025	852,088	297,885
Net income (loss)					4,430,865			29,610	4,460,475
Share-based compensation			156,316						156,316
Disposal of interest in VIE			(1,127,473)	(13,506)				1,900,171	759,192
Issuance of ordinary shares	$ 66		(66)
Issuance of ordinary shares (in Shares)	32,945
Foreign currency translation adjustments						514,524	514,524		514,524
Balance at Jun. 30, 2026	$ 1,770	$ 596	$ 135,623,969	$ 1,104,322	$ (117,874,432)	$ (1,973,471)	$ 16,882,754	$ (1,526,575)	$ 15,356,179
Balance (in Shares) at Jun. 30, 2026	885,033	297,885